Other liabilities - Movement In Unfavorable Drilling Contracts (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Movement in Unfavorable Drilling Contracts [Roll Forward]
Net carrying amount, beginning balance	$ 41	$ 52
Amortization	(7)	(11)
Net carrying amount, ending balance	$ 34	$ 41